Company financial information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income		$ 4,266	$ 4,090	$ 3,547
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	[1]	5,996	4,667	6,267
Investing activities
Change in loans		4,620	2,794	(1,483)
Net cash provided by (used for) investing activities	[1]	3,299	(32,705)	50,284
Financing activities
Net proceeds from the issuance of long-term debt		5,143	4,738	6,229
Repayments of long-term debt		(3,650)	(1,046)	(2,953)
Issuance of common stock		40	34	27
Treasury stock acquired		(3,269)	(2,686)	(2,398)
Issuance of preferred stock		0	0	990
Net cash (used for) provided by financing activities		(8,098)	26,778	(59,050)
Cash and due from banks at beginning of year	[1]	5,382	4,822
Cash and due from banks at end of year	[1]	5,864	5,382	4,822
Supplemental disclosures
Interest paid		2,711	1,033	406
Income taxes paid		983	498	1,010
Income taxes refunded		175	20	307
Parent Company
Operating activities
Net income		4,266	4,090	3,547
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries		795	(2,431)	(2,750)
Change in accrued interest receivable		27	(6)	2
Change in accrued interest payable		29	42	4
Change in taxes payable		224	(600)	452
Other, net		(257)	38	(31)
Net cash provided by operating activities		5,084	1,133	1,224
Investing activities
Purchases of securities		0	(991)	(1,739)
Proceeds from sales of securities		13	2,729	0
Change in loans		0	7	13
Acquisitions of, investments in, and advances to subsidiaries (b)		(53)	(7,208)	(317)
Other, net		1	0	0
Net cash provided by (used for) investing activities		(39)	(5,463)	(2,043)
Financing activities
Net proceeds from the issuance of long-term debt		4,144	4,738	6,229
Repayments of long-term debt		(3,650)	(997)	(2,700)
Change in advances from subsidiaries		(1,561)	(3,930)	(1,136)
Issuance of common stock		120	465	465
Treasury stock acquired		(3,269)	(2,686)	(2,398)
Issuance of preferred stock		0	0	990
Cash dividends paid		(1,221)	(1,076)	(900)
Tax benefit realized on share-based payment awards		0	0	3
Net cash (used for) provided by financing activities		(5,437)	(3,486)	553
Change in cash and due from banks		(392)	(7,816)	(266)
Cash and due from banks at beginning of year		1,301	9,117	9,383
Cash and due from banks at end of year		909	1,301	9,117
Supplemental disclosures
Interest paid		629	705	409
Income taxes paid		12	61	1
Income taxes refunded		7	15	12
Payments received from subsidiaries for taxes		837	189	$ 189
Payments for acquisition of investments in and advances to subsidiaries		(2,807)	(10,296)
Proceeds from sale of investments in and advances from subsidiaries		$ 2,754	$ 3,088

[1]	Reflects the impact of adopting new accounting guidance included in ASU 2016-15 and ASU 2016-18. Prior periods have been restated. See Note 2 of the Notes to Consolidated Financial Statements for additional information.